EQUITY AND NON-CONTROLLING INTERESTS (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions						6 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 EUR (€) € / shares shares	Jun. 10, 2026 USD ($)	May 05, 2026 USD ($) installment $ / shares	Mar. 18, 2026 USD ($)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 EUR (€) shares	Jun. 30, 2025 USD ($)	May 06, 2026 shares	Dec. 31, 2025 USD ($) shares	Apr. 07, 2025 shares
Disclosure of classes of share capital [line items]
Issued capital, ordinary shares	$ 275					$ 275				$ 275
Authorised share capital	$ 367					$ 367				$ 367
Shares authorized (in shares) | shares	1,033,608,827					1,033,608,827				1,033,608,827
Dividends (in USD per share) | $ / shares				$ 0.60
Dividend payables				$ 454
Number of installments of dividend payments | installment				4
Dividends recognised as distributions to non-controlling interests						$ 75
Dividends paid to non-controlling interests						$ 72
Shares buyback (in shares) | shares						8,000,000	8,000,000
Purchase of treasury shares						$ 510	€ 442	$ 262
Cancellation of shares	$ 483
Treasury shares held (in shares) | shares	21,000,000.0					21,000,000.0				13,900,000
Payments for settlement of put option liability						$ 115		$ 0
Share Repurchase Program 2026, Tranche 1
Disclosure of classes of share capital [line items]
Dividends paid, ordinary shares					$ 114
Share Repurchase Program 2026, Tranche 2
Disclosure of classes of share capital [line items]
Dividends paid, ordinary shares			$ 114
Share Repurchase Program 2026, Tranche 1
Disclosure of classes of share capital [line items]
Share repurchase program, authorized, number of shares (in shares) | shares											10,000,000
Minimum percentage post-dividend annual free cash flow											50.00%
Shares buyback (in shares) | shares	10,000,000	10,000,000
Purchase of treasury shares	$ 568	€ 493
Average cost per share (in EUR/USD per share) | (per share)	$ 56.81	€ 49.32
Share Repurchase Program 2026, Tranche 2
Disclosure of classes of share capital [line items]
Share repurchase program, authorized, number of shares (in shares) | shares									10,000,000
Share capital
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares) | shares	775,000,000					775,000,000				775,000,000